Flight Equipment Held For Operating Leases, Net	12 Months Ended
Dec. 31, 2015
Flight Equipment Held For Operating Leases, Net [Abstract]
Flight Equipment Held For Operating Leases, Net

6. Flight equipment held for operating leases, net

Movements in flight equipment held for operating leases during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Net book value at beginning of period	$31,984,668	$8,085,947
ILFC Transaction	—	24,038,423
GFL Transaction	—	(726,985)
Additions	3,604,122	2,314,908
Depreciation	(1,803,125)	(1,253,325)
Impairment (Note 24)	(16,322)	(21,828)
AeroTurbine restructuring (Note 25)	(22,402)	—
Disposals/Transfers to held for sale	(1,325,626)	(306,985)
Transfers to net investment in finance and sales-type leases/inventory	(201,821)	(145,487)
Net book value at end of period	$32,219,494	$31,984,668
Accumulated depreciation as of December 31, 2015 and 2014, respectively	$(3,934,685)	$(2,591,000)